Note 16 - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Loss for the year before income taxes	$ (5,769)	$ (60,422)
Statutory tax rate	26.00%	26.00%
Recovery of income taxes computed at statutory rates	$ 1,500	$ 15,710
Share based payments	(588)	(588)
Mexican inflationary adjustments	(80)	1,156
Higher effective tax rate on loss in foreign jurisdiction	93	2,279
Impact of change in statutory tax rates	444
Unrecognized deferred tax assets	(4,671)	(12,054)
Mexican income tax impact of mining royalty in Mexico		(1,105)
Impact of foreign exchange and other	2,574	(4,504)
Impact of 7.5% mining royalty in Mexico		3,682
Total income tax (expense) recovery	$ (728)	$ 4,576